Filed Pursuant to Rule 497(e)

Registration No.: 002-86188

Anchor Series Trust

Asset Allocation Portfolio (the “Portfolio”)

Supplement dated May 12, 2017 to the Prospectus

dated May 1, 2017, as supplemented and amended to date

Edge Asset Management, Inc. (“EAM”) currently serves as the subadviser to the Portfolio pursuant to a subadvisory agreement (the “Subadvisory Agreement”) between SunAmerica Asset Management, LLC (“SunAmerica”) and EAM. On May 1, 2017, EAM merged into and with Principal Global Investors, LLC (“PGI”), an affiliate of EAM (the “Merger”). With the completion of the Merger, EAM personnel became exclusively personnel of PGI. The Merger is not expected to result in any change to the portfolio managers of the Portfolio, its investment strategies, the nature and level of services provided to the Portfolio, or its fees and expenses. The Merger does not constitute an “assignment” for purposes of the Investment Company Act of 1940, as amended, and the Subadvisory Agreement will continue in force with PGI.

The following changes are effective immediately:

In the section entitled “Portfolio Summary: Asset Allocation Portfolio – Investment Adviser,” all reference to “Edge Asset Management, Inc.” is deleted and replaced with a reference to “Principal Global Investors, LLC”.

In the section entitled “Management – Information about the Investment Adviser,” all reference to “Edge Asset Management, Inc.” is deleted and replaced with a reference to “Principal Global Investors, LLC”.

In the section entitled “Management – Information about the Subadvisers,” the eighth and ninth paragraphs are deleted in their entirety and replaced with the following:

Principal Global Investors, LLC (“PGI”) is a Delaware limited liability company. PGI is located at 801 Grand Ave, Des Moines, Iowa 50309. PGI is an investment adviser registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940 and provides investment advisory services to registered investment companies and separately managed accounts. As of December 31, 2016, PGI had over $194 billion in assets under management.

The Asset Allocation Portfolio is managed by a team of portfolio managers, including Charlie Averill, CFA and Todd Jablonski, CFA. Mr. Averill is a portfolio manager of the asset allocation team. He has worked at PGI or one of its predecessor firms since 1990. Mr. Jablonski is currently Chief Investment Officer and a portfolio manager. From 2008 to 2009, he was an Executive Director and Portfolio Manager at UBS. Prior to that, he was the lead portfolio manager of US large cap strategies at Credit Suisse Asset Management from 2004-2008. Messrs. Averill and Jablonski each hold the Chartered Financial Analyst designation.

Capitalized terms used but not defined herein shall have the meanings assigned to them by the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

Version: Combined Master

Filed Pursuant to Rule 497(e)

Registration No.: 002-86188

Anchor Series Trust

Asset Allocation Portfolio (the “Portfolio”)

Supplement dated May 12, 2017 to the Prospectus

dated May 1, 2017, as supplemented and amended to date

Edge Asset Management, Inc. (“EAM”) currently serves as the subadviser to the Portfolio pursuant to a subadvisory agreement (the “Subadvisory Agreement”) between SunAmerica Asset Management, LLC (“SunAmerica”) and EAM. On May 1, 2017, EAM merged into and with Principal Global Investors, LLC (“PGI”), an affiliate of EAM (the “Merger”). With the completion of the Merger, EAM personnel became exclusively personnel of PGI. The Merger is not expected to result in any change to the portfolio managers of the Portfolio, its investment strategies, the nature and level of services provided to the Portfolio, or its fees and expenses. The Merger does not constitute an “assignment” for purposes of the Investment Company Act of 1940, as amended, and the Subadvisory Agreement will continue in force with PGI.

The following changes are effective immediately:

In the section entitled “Portfolio Summary: Asset Allocation Portfolio – Investment Adviser,” all reference to “Edge Asset Management, Inc.” is deleted and replaced with a reference to “Principal Global Investors, LLC”.

In the section entitled “Management – Information about the Investment Adviser,” all reference to “Edge Asset Management, Inc.” is deleted and replaced with a reference to “Principal Global Investors, LLC”.

In the section entitled “Management – Information about the Subadvisers,” the fourth and fifth paragraphs are deleted in their entirety and replaced with the following:

Principal Global Investors, LLC (“PGI”) is a Delaware limited liability company. PGI is located at 801 Grand Ave, Des Moines, Iowa 50309. PGI is an investment adviser registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940 and provides investment advisory services to registered investment companies and separately managed accounts. As of December 31, 2016, PGI had over $194 billion in assets under management.

The Asset Allocation Portfolio is managed by a team of portfolio managers, including Charlie Averill, CFA and Todd Jablonski, CFA. Mr. Averill is a portfolio manager of the asset allocation team. He has worked at PGI or one of its predecessor firms since 1990. Mr. Jablonski is currently Chief Investment Officer and a portfolio manager. From 2008 to 2009, he was an Executive Director and Portfolio Manager at UBS. Prior to that, he was the lead portfolio manager of US large cap strategies at Credit Suisse Asset Management from 2004-2008. Messrs. Averill and Jablonski each hold the Chartered Financial Analyst designation.

Capitalized terms used but not defined herein shall have the meanings assigned to them by the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

Version: Version 7

Filed Pursuant to Rule 497(e)

Registration No.: 002-86188

Anchor Series Trust

Asset Allocation Portfolio (the “Portfolio”)

Supplement dated May 12, 2017 to the Statement of Additional Information (“SAI”)

dated May 1, 2017, as supplemented and amended to date

The following changes are effective immediately:

In the section entitled “THE TRUST,” all reference to Edge Asset Management, Inc. (“EAM”) is deleted and replaced with a reference to Principal Global Investors, LLC (“PGI”).

In the section entitled “SUBADVISORY AGREEMENTS,” all reference to EAM is deleted and replaced with a reference to PGI.

In the section entitled “PORTFOLIO MANAGERS,” all reference to EAM and Edge Asset Management are deleted and replaced with a reference to PGI.

In the section entitled “PERSONAL SECURITIES TRADING,” all reference to EAM is deleted and replaced with a reference to PGI.

Capitalized terms used but not defined herein shall have the meanings assigned to them by the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.